UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2002

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Union National Bank & Trust Company of Souderton
Address: P.O. Box 64197, Trust Department

         Souderton, PA  18964

13F File Number:  28-03779

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Darren G. Johnson
Title:     Trust Officer
Phone:     (215) 721-2549

Signature, Place, and Date of Signing:

     /s/  Darren G. Johnson     Souderton, PA     August 02, 2002


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     63

Form13F Information Table Value Total:     $148,749 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AGERE SYS INC                  CL B             00845V209       27    17819 SH       OTHER                    8375     9444        0
AMERICAN INTL GROUP INC        COM              026874107     9705   142239 SH       OTHER                   60553    81686        0
AMGEN INC                      COM              031162100      335     8000 SH       SOLE                     4590     3410        0
AOL TIME WARNER INC            COM              00184A105      651    44275 SH       OTHER                   22280    21995        0
AT&T WIRELESS SVCS INC         COM              00209A106       62    10681 SH       SOLE                    10681        0        0
AUTOMATIC DATA PROCESSING INC  COM              053015103      605    13900 SH       OTHER                    5020     8880        0
BANK OF AMERICA CORPORATION    COM              060505104      260     3700 SH       SOLE                     3700        0        0
BELLSOUTH CORP                 COM              079860102      944    29968 SH       OTHER                   21512     8456        0
BP PLC                         SPONSORED ADR    055622104      419     8301 SH       OTHER                    7209     1092        0
BRISTOL MYERS SQUIBB CO        COM              110122108      247     9600 SH       OTHER                    6870     2730        0
CARDINAL HEALTH INC            COM              14149Y108     1019    16600 SH       OTHER                    6380    10220        0
CHEVRONTEXACO CORP             COM              166764100     4922    55616 SH       OTHER                   17555    38061        0
CISCO SYS INC                  COM              17275R102     1763   126360 SH       OTHER                   82360    44000        0
CITIGROUP INC                  COM              172967101     3044    78545 SH       OTHER                   45221    33324        0
COCA COLA CO                   COM              191216100     1421    25370 SH       OTHER                   11560    13810        0
COLGATE PALMOLIVE CO           COM              194162103     3483    69600 SH       OTHER                   41050    28550        0
COMCAST CORP                   CL A SPL         200300200      241    10100 SH       SOLE                     4500     5600        0
DU PONT E I DE NEMOURS & CO    COM              263534109     1683    37900 SH       OTHER                   17900    20000        0
DUKE ENERGY CORP               COM              264399106      504    16200 SH       OTHER                    4460    11740        0
E M C CORP MASS                COM              268648102      142    18750 SH       OTHER                   16140     2610        0
EXELON CORP                    COM              30161N101     1544    29524 SH       OTHER                   26142     3382        0
EXXON MOBIL CORP               COM              30231G102     9171   224120 SH       OTHER                  120100   104020        0
FEDERAL NATL MTG ASSN          COM              313586109     3252    44100 SH       OTHER                   18120    25980        0
GENERAL ELEC CO                COM              369604103    11645   400853 SH       OTHER                  190963   209890        0
GLAXOSMITHKLINE PLC            SPONSORED ADR    37733W105      239     5548 SH       OTHER                    5548        0        0
HARLEYSVILLE NATL CORP PA      COM              412850109     6963   257792 SH       OTHER                   79604   178188        0
HARLEYSVILLE SVGS FINL CORP    COM              412865107      631    31148 SH       OTHER                    6597    24551        0
HOME DEPOT INC                 COM              437076102      716    19500 SH       OTHER                   11000     8500        0
INTEL CORP                     COM              458140100     3409   186590 SH       OTHER                   99120    87470        0
INTERNATIONAL BUSINESS MACHS   COM              459200101     4234    58808 SH       OTHER                   25708    33100        0
J P MORGAN CHASE & CO          COM              46625H100      302     8914 SH       OTHER                    3787     5127        0
JOHNSON & JOHNSON              COM              478160104     9790   187333 SH       OTHER                   78698   108635        0
LUCENT TECHNOLOGIES INC        COM              549463107       17    10167 SH       OTHER                    8471     1696        0
MANULIFE FINL CORP             COM              56501R106      277     9669 SH       SOLE                      990     8679        0
MARATHON OIL CORP              COM              565849106      483    17799 SH       SOLE                    17799        0        0
MCGRAW HILL COS INC            COM              580645109     2968    49720 SH       OTHER                   18420    31300        0
MELLON FINL CORP               COM              58551A108      334    10616 SH       OTHER                    5352     5264        0
MERCK & CO INC                 COM              589331107     6521   128767 SH       OTHER                   69340    59427        0
MICROSOFT CORP                 COM              594918104     7943   145210 SH       OTHER                   61930    83280        0
MORGAN STANLEY DEAN WITTER&CO  COM NEW          617446448     4412   102425 SH       OTHER                   45675    56750        0
NATIONAL PENN BANCSHARES INC   COM              637138108      328    12500 SH       SOLE                      400    12100        0
NOKIA CORP                     SPONSORED ADR    654902204     1005    69400 SH       OTHER                   32000    37400        0
NORFOLK SOUTHERN CORP          COM              655844108      281    12000 SH       SOLE                    12000        0        0
PEPSICO INC                    COM              713448108     1736    36020 SH       OTHER                   13600    22420        0
PFIZER INC                     COM              717081103     2687    76760 SH       OTHER                   42491    34269        0
PNC FINL SVCS GROUP INC        COM              693475105      912    17449 SH       OTHER                    9847     7602        0
PPG INDS INC                   COM              693506107      347     5600 SH       OTHER                     600     5000        0
PPL CORP                       COM              69351T106     3750   113358 SH       OTHER                   77323    36035        0
PROCTER & GAMBLE CO            COM              742718109     5832    65312 SH       OTHER                   22362    42950        0
PROGRESS FINL CORP             COM              743266108      482    49500 SH       SOLE                    49500        0        0
PUBLIC SVC ENTERPRISE GROUP    COM              744573106     1182    27296 SH       OTHER                   26296     1000        0
RADIOSHACK CORP                COM              750438103      385    12800 SH       SOLE                    12800        0        0
ROYAL BANCSHARES PA INC        CL A             780081105      238    11103 SH       SOLE                    11103        0        0
ROYAL DUTCH PETE CO            NY REG GLD1.25   780257804      298     5400 SH       OTHER                    3500     1900        0
SBC COMMUNICATIONS INC         COM              78387G103     3173   104028 SH       OTHER                   60101    43927        0
SCHLUMBERGER LTD               COM              806857108      523    11240 SH       OTHER                    3230     8010        0
SUN MICROSYSTEMS INC           COM              866810104      151    30236 SH       OTHER                   22262     7974        0
VERIZON COMMUNICATIONS         COM              92343V104     3885    96771 SH       OTHER                   48658    48113        0
WACHOVIA CORP 2ND NEW          COM              929903102     7163   187602 SH       OTHER                   43115   144487        0
WAL MART STORES INC            COM              931142103     6486   117900 SH       OTHER                   58300    59600        0
WALGREEN CO                    COM              931422109     1004    25980 SH       OTHER                   12870    13110        0
WELLS FARGO & CO NEW           COM              949746101      220     4400 SH       OTHER                    2980     1420        0
WYETH                          COM              983024100      353     6900 SH       OTHER                    4250     2650        0